Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment

(1) Details property and equipment as of December 31, 2019 and 2018 are as follows:

	December 31, 2019
	Acquisition price		Accumulated depreciation		Book amount
	(In millions of Korean won)
Computer and other equipment	~~W~~	5,671	~~W~~	(4,614)	~~W~~	1,057
Furniture and fixture		1,984		(1,541)		443
Leasehold improvements		1,291		(1,074)		217
Right-of-use assets		8,627		(3,681)		4,946
Total	~~W~~	17,573	W	(10,910)	W	6,663

	December 31, 2018
	Acquisition price		Accumulated depreciation		Book amount
		(In millions of Korean won)
Computer and other equipment	~~W~~	7,125	~~W~~	(6,237)	~~W~~	888
Furniture and fixture		1,924		(1,440)		484
Leasehold improvements		1,124		(998)		126
Total	~~W~~	10,173	~~W~~	(8,675)	~~W~~	1,498

Summary of Changes in Property and Equipment

(2) Changes in property and equipment for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019
	Computer and other equipment		Furniture and fixture		Leasehold improvements		Right-of-use assets		Total
	(In millions of Korean won)
Beginning balance	~~W~~	888	~~W~~	484	~~W~~	126	~~W~~	—	~~W~~	1,498
Adjustment from the introduction of IFRS 16		(199)						4,453		4,254
Acquisitions		711		211		163		2,637		3,722
Depreciation		(344)		(198)		(71)		(2,135)		(2,748)
Disposals		—		(58)		(2)		(15)		(75)
Foreign exchange differences		1		4		1		6		12
Ending balance	~~W~~	1,057	~~W~~	443	~~W~~	217	~~W~~	4,946	~~W~~	6,663

	2018
	Computer and other equipment		Furniture and fixture		Leasehold improvements		Total
	(In millions of Korean won)
Beginning balance	~~W~~	654	~~W~~	165	~~W~~	127	~~W~~	946
Acquisition		550		472		119		1,141
Depreciation		(297)		(133)		(115)		(545)
Disposal		(32)		(22)		(5)		(59)
Foreign exchange differences		13		2		—		15
Ending balance	~~W~~	888	~~W~~	484	~~W~~	126	~~W~~	1,498

	2017
	Computer and other equipment		Furniture and fixture		Leasehold improvements		Total
	(In millions of Korean won)
Beginning balance	~~W~~	231	~~W~~	103	~~W~~	144	~~W~~	478
Acquisition		617		165		117		899
Depreciation		(174)		(103)		(98)		(375)
Disposal		—		(1)		(37)		(38)
Foreign exchange differences		(20)		1		1		(18)
Ending balance	~~W~~	654	~~W~~	165	~~W~~	127	~~W~~	946

Summary of Classification Depreciation Expenses in Statements of Comprehensive Income

(3) Classification of depreciation expenses in the statements of comprehensive income for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018		2017
	(In millions of Korean won)
Cost of revenues	~~W~~	1,795	~~W~~	260	~~W~~	182
Selling, general and administrative expenses		761		233		150
Research and development		192		52		43
Total	~~W~~	2,748	~~W~~	545	~~W~~	375